FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	$ 12,651	$ 10,596
Financial liabilities	77,688	63,355
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	4,947	4,542
Interest on non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	59,551	46,552
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities		4,344
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,424	2,780
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	4,584	5,117
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	689	414
Fair value through profit or loss | Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair value through profit or loss | Interest on non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair value through profit or loss | Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair value through profit or loss | Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	689	414
Fair value through profit or loss | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair value through profit or loss | Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair value through OCI | Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair value through OCI | Interest on non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair value through OCI | Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair value through OCI | Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair value through OCI | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair value through OCI | Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	76,999	62,941
Amortized Cost | Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	4,947	4,542
Amortized Cost | Interest on non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	59,551	46,552
Amortized Cost | Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	5,162	4,344
Amortized Cost | Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	2,735	2,366
Amortized Cost | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	4,584	5,117
Amortized Cost | Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	3,201	2,071
Accounts receivable and other
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	8,445	7,130
Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	1,005	1,395
Financial assets at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	753	1,214
Financial assets at fair value through profit or loss, category | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	0	0
Financial assets at fair value through profit or loss, category | Accounts receivable and other
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	0	0
Financial assets at fair value through profit or loss, category | Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	753	1,214
Fair value through OCI
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	28	25
Fair value through OCI | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	0	0
Fair value through OCI | Accounts receivable and other
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	0	0
Fair value through OCI | Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	28	25
Amortized Cost
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	11,870	9,357
Amortized Cost | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	3,201	2,071
Amortized Cost | Accounts receivable and other
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	8,445	7,130
Amortized Cost | Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial Assets And Other Assets	$ 224	$ 156